SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Cash and Cash Equivalents
MedAvail classifies all highly liquid instruments with an original maturity of three months or less as cash equivalents. MedAvail cash and cash equivalents generally include funds held in checking and savings accounts at large American and Canadian financial institutions and denominated in U.S. Dollars and Canadian Dollars.
Restricted Cash
MedAvail considers cash to be restricted when withdrawal or general use is legally restricted. MedAvail maintains a balance with the issuer of certain purchasing cards as a guarantee for those cards. Due to the nature of the deposit, the balance is classified as restricted cash. Restricted cash is included in the balance for cash presented in the statements of cash flows.
Accounts Receivable
Accounts receivable are primarily comprised of trade receivables presented net of allowance for doubtful accounts. MedAvail maintains an allowance for doubtful accounts based on its assessment of the collectability of amounts owed by customers. The allowance consists of known specific troubled accounts as well as an amount based on overall estimated potential uncollectible accounts receivable based on historical experience. At December 31, 2020, MedAvail had a balance of $44 thousand in allowance for doubtful accounts. MedAvail had no allowance for doubtful accounts at December 31, 2019. At December 31, 2020, MedAvail had a balance of $0.3 million due from MedAvail’s employees which was included in accounts receivable. MedAvail had no amounts owing from employees as at December 31, 2019

Prepaid expenses and other current assets
Prepaid expenses and other current assets consist primarily of prepaid amounts for insurance, rent and general operating expenses. At December 31, 2020, $1.3 million of the balance of prepaid expenses and other current assets was prepaid insurance. At December 31, 2019 the entire balance was general operating expenses.
Research and Development
Research and development expenses represent costs incurred to develop and innovate on MedAvail’s MedCenter platform technology, including development work on hardware, software and supporting information technology infrastructure. Wages and salaries consist of compensation costs incurred for research and development employees and contractors including bonuses, health plans, severance, and contractor costs. MedAvail has not performed research and development conducted for others or provided such services to external parties.
MedAvail recognizes hardware development costs as they are incurred. When hardware is constructed for use by customers, costs are capitalized after technological feasibility is achieved and expensed before technological feasibility is achieved. Costs of hardware completed but not yet placed in service are capitalized as equipment (a long-lived asset) on the consolidated balance sheets. Costs of hardware completed and placed in service with customers are capitalized as equipment and depreciated (expensed) over the estimated useful life of the equipment.
Software
Software development costs are accrued and expensed based on ASC 985, which is designed for software costs that MedAvail intends to sell or lease (in conjunction with related hardware). Any software development costs that are incurred prior to the point where the project has demonstrated technological feasibility are expensed as they are incurred. Once technological feasibility has been established, most development costs are capitalized. Once development is complete and the software is made available for release to customers, capitalization no longer is appropriate because any remaining costs are considered ongoing maintenance and support. These are expensed as they are incurred. The definition of “technological feasibility”, per ASC 985, is “the technological feasibility of a computer software product is established when the entity has completed all planning, designing, coding, and testing activities that are necessary to establish that the product can be produced to meet its design specifications including functions, features, and technical performance requirements.” Software development costs are subject to these rules regardless of whether the costs were generated internally (employee time) or externally (vendor fees).
Foreign Currency Translation
The functional currency for all our subsidiaries is the U.S. dollar. Gains and losses resulting from the remeasurement of foreign currency amounts to the functional currency are included in operating expenses in the consolidated statements of comprehensive loss. Gains and losses resulting from translating assets and liabilities from the functional currency to U.S. dollars are included in Foreign currency translation adjustment in the consolidated statements of comprehensive loss. The spot exchange rates used for the year ended December 31, 2020 and 2019 were 1 USD to 0.7854 CAD and 1 USD to 0.7525 CAD, respectively.
Government Grants
The Company accounts for government grants and loans as debt until it is reasonably assured that all or a portion of the loan will be forgiven, often indicated by a notice received from the government agency in question that the amount has been forgiven. At that time, the amount that is forgiven is converted from debt and recognized as grant income. The Company does not impute interest on government loans if the rate is determined to be below-market due to the scope exemption for government-mandated interest rates.
Convertible Debt
The Company accounts for convertible debt and related transactions in accordance with ASC 470-20, Debt with Conversion and Other Options, ASC 815, Derivatives and Hedging, and ASC 480, Distinguishing Liabilities from Equity. The Company evaluates convertible debt instruments and related transactions at inception to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for. Convertible debt instruments that may be settled in cash are separated into liability and equity components. The allocation to the liability component is based on the fair value of a similar instrument that does not contain an equity conversion option. Based on this debt-to-equity ratio, debt issuance costs are then allocated to the liability and equity components in a similar manner. The difference between the principal amount of the convertible debt instruments and the liability component, inclusive of issuance costs, represents the debt discount, which is amortized to interest expense over the term of instruments. The determination of the discount rate requires certain estimates and assumptions.
Lease Revenue
MedAvail provides its MedCenter units to customers on a contract that includes use of the MedCenter, along with a software license and maintenance agreement. Agreements for such leases to date have been determined to be operating leases leases due to short-term nature and cancellation clauses, and have been recorded following lessor guidance for operating leases. The portion of the consideration in the contract related to the MedCenter is considered lease revenue and the MedCenters leased to customers are carried on the Company’s consolidated balance sheets as MedCenter equipment and depreciated. Lease revenue also includes non-lease components where applicable. For the years ended December 31, 2020 and 2019, lease revenue was $0.5 million and $0.3 million, respectively, within the pharmacy and hardware sales on the consolidated statements of operations.
MedCenter Revenue Recognition
MedAvail derives its revenue from the sale of MedPlatform Systems, which include MedCenter prescription dispensing kiosks, and the associated software, hardware, and service components necessary for operation, along with sales of products dispensed by MedCenters, and retail pharmacy sales. Contracts with customers often include promises to transfer multiple products and services. If any of these judgments were to change it could cause a material increase or decrease in the amount of revenue we report in a given period.
Under Accounting Standards Codification, or ASC, Topic 606: Revenue from Contracts with Customers, or Topic 606, the amount of revenue recognized for any goods or services reflects the consideration that MedAvail expects to be entitled to receive in exchange for those goods and services. To achieve this core principle, MedAvail applies the following five-step approach: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as a performance obligation is satisfied.
A contract is accounted for when there has been approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Performance obligations under a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct and are distinct in the context of the contract. In certain instances, MedAvail has concluded distinct goods or services should be accounted for as a single performance obligation that is a series of distinct goods or services that have the same pattern of transfer to the customer. To the extent a contract includes multiple promised goods or services, MedAvail must apply judgment to determine whether the customer can benefit from the goods or services either on their own or together with other resources that are readily available to the customer (the goods or services are distinct.)
MedAvail must also determine if the promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract (the goods or services are distinct in the context of the contract). If these criteria are not met, the promised services are accounted for as a single performance obligation.
The transaction price is determined based on the consideration that MedAvail will be entitled to in exchange for transferring goods or services to the customer. To the extent the transaction price includes variable consideration, MedAvail estimates the amount of variable consideration that should be included in the transaction price, generally utilizing the expected value method. During 2020 and 2019, MedAvail had no contracts that included variable consideration. Determining the transaction price requires judgment. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.
Standalone selling price is determined by the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, MedAvail estimates the standalone selling price by taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations. Performance obligations are satisfied either over time or at a point in time as discussed in the Pharmacy Technology Segment information below. In addition, MedAvail’s contracts with customers generally do not include significant financing components or non-cash consideration.
MedPlatform sales agreements generally contain an agreement to provide a MedCenter prescription dispensing kiosk, and often with agreements to provide software, hardware and maintenance services, which are necessary for the operation of the MedCenter, and can only be provided by MedAvail. Management reviews each contract to provide MedPlatform systems to determine if it consists of one or multiple performance obligation. In cases of a single performance obligation, ASC 606 allows revenue to be recognized over time if the customer simultaneously receives and consumes the provided benefits.
In each instance, revenue is typically initially recognized when the MedCenter is controlled by the customer. Revenue continues to be recognized going forward in the periods in which the hardware, software and maintenance services are provided to the customer.
For any amounts received prior to the fulfillment of the obligation, a contract liability is recorded. As of December 31, 2020 and 2019, the consolidated balance sheets included $0.3 million and $4.8 million, respectively, of contract liability.
Pharmacy Revenue Recognition
The Company recognizes revenue, net of sales taxes and expected returns, at the time it sells merchandise or dispenses prescription drugs to the customer. Revenue from the sale of the pharmaceutical products is recorded at a transaction price which includes an estimate of DIR fees associated with prescription drugs dispensed during the year. DIR fees are calculated by pharmacy benefit managers (PBMs) after the sale is completed. The DIR fees under these arrangements are accounted for as variable consideration, estimated at the time of sale using the most likely amount method, and recognized as a reduction in revenue. The provisions for revenue reserves for such variable consideration recognized within accounts receivable amounted to $0.2 million as of December 31, 2020. Management developed the estimated provisions for revenue reserves based on historical trends adjusted for product mix and PBM mix.
Inventory
Inventory for the retail pharmacy services segment consists of pharmaceuticals. Inventories for the retail pharmacy segment are stated at the lower of cost (first in, first out) or net realizable value.
Inventory for the pharmacy technology segment consists primarily of MedCenter kiosk finished goods. Inventories are stated at the lower of cost (specific identification) or net realizable value.
Impairment of Long Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. If events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable, MedAvail compares the carrying amount of an asset group to future undiscounted net cash flows, excluding interest costs, expected to be generated by the asset group and their ultimate disposition. If the sum of the undiscounted cash flows is less than the carrying value, the impairment to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. For the years ended December 31, 2020 and 2019, MedAvail did not recognize any significant impairments of long lived assets.
Property, plant and equipment
Property, plant and equipment are carried in the accounts at cost less accumulated depreciation. Gains and losses arising on the disposal of individual assets are recognized in income in the period of disposal. Costs, including financing charges and certain design, construction and installation costs related to assets that are under construction and are in the process of being readied for their intended use, are recorded as construction-in-progress and are not subject to depreciation.
Depreciation is recorded from the date each asset is placed into service on a straight-line basis over the estimated useful lives of the property, plant and equipment as follows:

IT equipment	1 – 3 years
General plant and equipment	5 – 8 years
Vehicles	5 years
Office furniture and equipment	5 – 8 years
Leasehold improvements	lesser of useful life or term of lease
MedCenter equipment	5 years
Maintenance and repairs are charged to expense as incurred. Renewals and betterments that materially prolong the useful lives of the assets are capitalized. The cost and related accumulated depreciation of property retired or sold are removed from the accounts, and gains or losses are recognized in the consolidated statements of operations.
Goodwill and Other Intangible Assets
Intangible assets consist of software, patents and know-how. Intangible assets acquired through asset acquisitions or business combinations are initially recognized at fair value based on an allocation of the purchase price. No development costs have been capitalized to date. The intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization of the intellectual property commenced in 2014 on delivery of the first proof of concept MedCenter. MedAvail evaluates the reasonableness of the estimated useful lives of these intangible assets on an annual basis. During the year ended December 31, 2019, MedAvail wrote off the $0.1 million balance for goodwill related to its Canadian operations due to the discontinuance of those operations.
Amortization is recorded from the date each asset is placed into service on a straight-line basis over the estimated useful lives of intangible assets as follows:

Intellectual property	6 years
Website and mobile application	2 years
Software	1 – 5 years
Goodwill	not amortized
The following table presents intangible asset balances:

	December 31,
	2020	2019
Gross intangible assets:
Intellectual property	$3,857	$3,857
Website and mobile application	583	583
Software	1,815	1,582
Total intangible assets	6,255	6,022
Accumulated amortization:
Intellectual property	(3,857)	(3,857)
Website and mobile application	(583)	(513)
Software	(1,588)	(1,582)
Total accumulated amortization	(6,028)	(5,952)
Total net book value	$227	$70
Leases
MedAvail maintains operating leases primarily for manufacturing facilities, research and development facilities, corporate offices, and certain equipment.
Upon adoption of Accounting Standards Codification Topic 842, Leases, or ASC 842, as of January 1, 2019, we derecognized our previously recorded deferred rent balance. ASC 842 requires lessees to recognize a right-of-use, or ROU, asset and a lease liability on the balance sheet for substantially all leases, except for short-term leases. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations. We adopted ASC 842 under a modified retrospective method without the recasting of comparative periods’ financial information.
MedAvail analyzes new contracts to determine whether they include leased assets; such leases are referred to as embedded leases. When evaluating contracts for embedded leases, MedAvail exercises judgment to determine if there is an explicitly or implicitly identified asset in the contract and if MedAvail controls the use of that asset.
MedAvail’s accounting policy deems leases with an initial term of 12 months or less short-term leases. MedAvail recognizes lease expense for short-term lease payments on a straight-line basis over the term of the lease.
Operating lease right-of-use, or ROU, assets and lease liabilities are recognized based on the present value of lease payments over the lease term. Because most of MedAvail’s leases do not include an implicit discount rate, MedAvail uses its incremental borrowing rate to calculate the present value of lease payments. As a practical expedient, MedAvail made an accounting policy election not to separate lease components (e.g. payments for rent, real estate taxes and insurance costs) from non-lease components (e.g. common-area maintenance costs). As a result, MedAvail includes both lease and non-lease components to calculate the right-of-use asset and related lease liability (if the non-lease components are fixed).
See Note 11 “Leases” for our fiscal 2020 disclosures.
Share-based compensation
MedAvail has a stock option plan whereby awards are granted to certain employees of MedAvail. The fair value of the stock options granted by MedAvail to employees of MedAvail is recognized as compensation expense on a straight-line basis over the applicable stock option vesting period. MedAvail measures the fair value of the options using the Black-Scholes option pricing model as of the grant date/measurement date. Shares issued upon the exercise of options are new shares. MedAvail estimates forfeitures based on historical experience and expense related to awards is adjusted over the term of the awards to reflect their probability of vesting. All fully vested awards are fully expensed.
Warrants
MedAvail has issued warrants to purchase shares of its common stock. The outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity awards once issued. Certain obligations to issue warrants as compensation for services may be initially classified as liabilities before the warrants are issued. MedAvail measures the fair value of the awards using the Black-Scholes option pricing model as of the grant date/measurement date. Warrants issued on November 12, 2020 to a service provider were valued based on the liability settled with their issuance. Warrants issued are initially recorded at fair value as a reduction to contributed surplus or as an expense if the warrants are issued to pay for services.
Deferred financing costs
Financing costs incurred to issue debt are capitalized and amortized using the effective interest method until the individual financial liability matures and are included as a component of interest expense in the consolidated statements of operations. Financing costs incurred to issue equity are capitalized and netted against the respective class of shares they were incurred to issue. At December 31, 2020 and 2019, $3.6 million and $0.2 million, respectively, of financing costs incurred to issue equity were included in the consolidated balance sheets.